Loans receivable	6 Months Ended
Jun. 30, 2025
Loans receivable.
Loans receivable

16.Loans receivable

Loan provided to MX Capital Ltd.

As part of the share purchase agreement with MX Capital Ltd, the Company entered into a loan agreement with the associate for a total amount of up to 43,000 plus the amount of debt owed by MX Capital Group to an affiliate of a previous shareholder in the total amount of 1,888. The first tranche of the loan for an amount of 8,000 was paid on February 4, 2022 upon the consummation of the acquisition of interest in MX Capital Ltd. On the same date, an additional 1,888 was granted to MX Capital Ltd, being the total debt owed to the affiliate of the former shareholder.

The second tranche of the loan for an amount of 13,000 was paid on July 6, 2022 based on the fact that certain conditions were satisfied. Tranches of 16,000 and 6,000 which should have been available for drawing after February 1, 2023 and September 1, 2023, respectively, have not been granted as certain conditions were not met. The loan bears interest of 7% per annum and is secured by a pledge of shares in MX Capital Ltd. All amounts granted are due on April 1, 2027.

Management has evaluated the remaining undrawn commitments under the loans to MX Capital Ltd and, given that the conditions of the remaining tranches were not expected to be met by the borrower, the respective traches have not been recognized because their fair value is nil.

Loans provided to Castcrown Ltd.

As part of the share purchase agreement with Castcrown Ltd, the Company entered into an unsecured convertible notes agreement on March 30, 2022 for the amount of up to 16,000 at an interest on 7% p.a. with the due date on March 31, 2025. The first tranche of the notes amounting to 1,500 was acquired on April 1, 2022 and the second tranche in the amount of 6,000 was acquired on May 31, 2022. A third tranche of 8,500 was not issued as at the date of the annual consolidated financial statements, as Castcrown Ltd did not achieve certain performance targets by December 31, 2024, which is a condition to issuance. Pursuant to the original terms of the notes, the Company could convert the notes no earlier than December 31, 2024, unless Castcrown Ltd has met the performance targets earlier than that.

Based on the new agreement concluded on August 31, 2023 the Company acquired an additional tranche of 600 at an interest of 7% p.a.

Based on the new convertible note agreement signed on February 15, 2024, the Group acquired the convertible notes issued by Castcrown Ltd in the amount of 900 at an interest of 7% p.a. with the due date on May 31, 2025. On the same date a deed of amendment was concluded for the previously issued convertible notes, under which the deadline for conversion and meeting the performance targets was changed to May 31, 2025. On June 30, 2025 it was changed to July 31, 2025.

On May 14, 2024 a new convertible loan agreement was signed in the amount of 400 at an interest of 7% p.a. with the due date of May 31, 2025.

The fair value of conversion feature amounted to 0 as at both December 31, 2024 and June 30, 2025.

The convertible loans are accounted at fair value through profit or loss as the criteria for “the contractual terms of the financial asset give rise to cash flows that are solely payments of principal, and interest on the principal amount outstanding” is not met as the interest rate on convertible bonds is lower than market rate because the holder of the bond gets the benefit of choosing to take redemption in the form of cash or shares. The contractual cash flows are therefore not solely payments of principal and interest on the principal amount outstanding.

On March 26, 2024 a new loan agreement was signed for an amount of 649 (600 EUR) at an interest of 15% p.a. with the due date on September 25, 2025. The loan is accounted at amortized cost.

On May 23, 2024 a new loan agreement was signed for an amount of 112 (100 EUR) at an interest of 15% p.a. with the due date on November 23, 2025. The loan is accounted at amortized cost.

On August 19, 2024 a new loan agreement was signed for an amount of 933 (850 EUR) at an interest of 15% p.a. with the due date on February 19, 2026. The loan is accounted at amortized cost.

On November 12, 2024 a new loan agreement was signed for an amount of 1,500 at an interest of 12% p.a. with the due date on May 11, 2026. The loan is accounted at amortized cost.

On December 17, 2024 a new loan agreement was signed for an amount of 3,000 at an interest of 12% p.a. with the due date on June 17, 2026. The loan is accounted at amortized cost.

On May 1, 2025 a new loan agreement was signed for an amount of 1,020 (1,000 EUR) at an interest of 12% p.a. with the due date on October 30, 2026.

On June 10, 2025 a new loan agreement was signed for an amount of 1,000 at an interest of 12% p.a. with the due date on December 5, 2026.

The full amount of these loans was not expected to be settled in the foreseeable future, therefore it was treated as the investment into the equity-accounted associates in accordance with IAS 28.38.

Loans provided to LEVELAPP Ltd.

On June 20, 2023, the Company entered into a loan agreement with LEVELAPP Ltd for 260. On June 20, 2023, the Guarantor, Applife Limited, and the Lender entered into the Deed of Shares Pledge and Assignment where 40% of all registered shares of Applife Limited were pledged.

As part of the share purchase agreement with LEVELAPP Ltd, the Company entered into a secured convertible notes agreement on October 23, 2023. The first tranche of the notes amounting to 678 was acquired on October 26, 2023, while 260 of the previously granted loan was repaid by the end of 2023.

On February 16, 2024 the Group acquired additional notes of LEVELAPP Ltd amounting to 312 based on convertible loan agreement. On June 7, 2024 the Group agreed to extend the repayment date of the convertible loan note to October 30, 2025. On September 6, 2024 the Group agreed to decrease the percentage of pledged shares number to 10% of the issued and outstanding shares of Applife Limited.

The full amount of this tranche was not expected to be settled in the foreseeable future, therefore it was treated as the investment into the equity-accounted associates in accordance with IAS 28.38.

Carrying amount of Loans receivable

	2025	2024
Balance at January 1	226	148
New loans granted	368	601
Repayments of principal	(316)	(472)
Interest charged	26	70
Foreign exchange (gain) / loss	197	(62)
Write-off of loans receivable	—	(59)
Balance at June 30 / December 31	501	226

For the six months ended June 30, 2025 and 2024, no additional expected credit losses were recognized in relation to the loan receivable from MX Capital Ltd, but an amount of 312 was recognized in relation to the loan receivable from LEVELAPP Ltd for the six months ended June 30, 2024. For the six months ended June 30, 2025 no change in fair value of loan receivable relates to the loan receivable to Castcrown Ltd (for the six month ended June 30, 2024: 1,265).

The change in fair value on the loan receivable to Castcrown Ltd was estimated based on provisions of IFRS 9 on an individual basis as 100% of the total amount as this is the percentage of cases in which the borrower will be in default based on Monte-Carlo simulation used by management to determine fair value of relevant financial instruments.

The amount of ECL on the loan receivable to Castcrown Ltd was accrued based on the provisions of IFRS 9 on an individual basis as 100% of the total amount less part of the payments started to be repaid based on additional agreement and factual repayment schedule.

The amount of ECL on the loan receivable to MX Capital Ltd was accrued based on the provisions of IFRS 9 on an individual basis as 100% of the total amount as this is the percentage of cases in which the borrower will be in default based on Monte-Carlo simulation used by management to determine fair value of relevant financial instruments. The management also considers that the fair value of the shares pledged equals to 0 in the calculation of ECL.

The amount of ECL on the loan receivable to LEVELAPP Ltd was accrued based on the provisions of IFRS 9 on an individual basis as 100% of the total amount as this is the percentage of cases in which the borrower will be in default based on the performance indicators of the company. The management also considers that the fair value of the shares pledged equals to 0 in the calculation of ECL.